BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.3%
	EQUITY - 19.9%
1,613	iShares U.S. Basic Materials ETF	$283,759
10,009	JPMorgan Equity Premium Income ETF	567,310
2,682	ProShares S&P 500 Dividend Aristocrats ETF	284,319
407	Vanguard Information Technology ETF	283,972
		1,419,360
	FIXED INCOME - 45.4%
4,445	iShares 7-10 Year Treasury Bond ETF	424,231
3,862	iShares Agency Bond ETF	423,700
16,767	iShares Treasury Floating Rate Bond ETF	848,913
8,432	Janus Henderson AAA CLO ETF	424,720
6,077	Janus Henderson B-BBB CLO ETF	283,219
14,109	SPDR Blackstone Senior Loan ETF	566,335
11,336	SPDR Bloomberg Short Term High Yield Bond ETF	283,173
		3,254,291
	MIXED ALLOCATION - 4.0%
15,077	Invesco CEF Income Composite ETF	283,749

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,011,090)	4,957,400

	SHORT-TERM INVESTMENT — 30.6%
	MONEY MARKET FUND - 30.6%
2,184,458	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(a) (Cost $2,184,458)	2,184,458

	TOTAL INVESTMENTS - 99.9% (Cost $7,195,548)	$7,141,858
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	4,926
	NET ASSETS - 100.0%	$7,146,784

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.